Merger Agreement and Loan and Security Agreement - Additional Information (Q1) (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 23, 2024	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Mar. 31, 2025
Merger Agreement and Loan And Security Agreement [Line Items]
Amounts loaned under note receivable				$ 7,500
Merger Agreement | Loan Agreement | Inmagene
Merger Agreement and Loan And Security Agreement [Line Items]
Amounts loaned under note receivable			$ 7,500	$ 7,500
Interest rate	6.00%			6.00%
Long-term note receivables			7,500	$ 7,500	$ 7,500
Interest receivable					$ 100
Merger Agreement | Loan Agreement | Inmagene | Subsequent Event
Merger Agreement and Loan And Security Agreement [Line Items]
Amounts loaned under note receivable		$ 7,500
Merger Agreement | Loan Agreement | Incremental Disbursements | Inmagene
Merger Agreement and Loan And Security Agreement [Line Items]
Additional term loans in increments	$ 7,500		$ 7,500	7,500
Maximum | Merger Agreement | Loan Agreement | Inmagene
Merger Agreement and Loan And Security Agreement [Line Items]
Loan amount	$ 22,500			$ 22,500